INVENTORIES	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 4:-	INVENTORIES

	December 31,
	2016	2017

Raw materials	$983	$2,346
Work in progress	772	1,378
Finished products	5,063	5,872

	$6,818	$9,596